Simplify Propel Opportunities ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 92.9%
U.S. Treasury Bill, 6/25/2026 (a)(b)
(Cost $64,449,747) ....................................................... $ 65,000,000 $ 64,450,057
Shares
Common Stocks – 52.7%
Health Care – 52.7%
4d Molecular Therapeutics, Inc.* .............................................. 70,430 655,703
Abeona Therapeutics, Inc.* ................................................... 500,342 2,241,532
Achieve Life Sciences, Inc.* .................................................. 1,184,512 3,482,465
Aquestive Therapeutics, Inc.* ................................................. 234,279 972,258
Artiva Biotherapeutics, Inc.* .................................................. 23,230 149,601
Celldex Therapeutics, Inc.* ................................................... 68,994 2,188,490
Chinook Therapeutics, Inc.*(c) ................................................ 25,000 2,500
Coherus Oncology, Inc.* ..................................................... 253,140 427,807
Compass Pathways PLC, ADR* ............................................... 159,052 879,558
Connect Biopharma Holdings Ltd.* ............................................. 51,475 134,864
Corcept Therapeutics, Inc.* ................................................... 37,763 1,522,227
Corvus Pharmaceuticals, Inc.* ................................................ 20,242 296,140
Delcath Systems, Inc.* ...................................................... 261,126 2,423,249
Eiger BioPharmaceuticals, Inc.*(c) ............................................. 90,000 900
EyePoint, Inc.* ............................................................. 53,526 689,950
Immunic, Inc.* ............................................................. 438,932 487,215
Inventiva Saca, ADR* ....................................................... 227,923 1,264,973
Kalaris Therapeutics, Inc.* ................................................... 87,426 504,448
Kyverna Therapeutics, Inc.* .................................................. 173,106 1,493,905
Leonabio, Inc.* ............................................................ 149,279 1,534,588
Milestone Pharmaceuticals, Inc.* .............................................. 1,506,405 1,792,622
Novo Nordisk A/S*(c) ....................................................... 145,609 426,634
Ocular Therapeutix, Inc.* .................................................... 90,000 762,300
Oculis Holding AG* ......................................................... 66,667 1,772,676
Orchestra BioMed Holdings, Inc.* .............................................. 219,387 932,395
Ovid Therapeutics, Inc.* ..................................................... 130,813 290,405
Palisade Bio, Inc.* .......................................................... 350,000 612,500
Phathom Pharmaceuticals, Inc.* ............................................... 262,386 2,915,108
Sab Biotherapeutics, Inc.* .................................................... 187,230 717,091
Trevi Therapeutics, Inc.* ..................................................... 65,412 780,365
Upstream Bio, Inc.* ......................................................... 77,793 700,137
Viridian Therapeutics, Inc.* ................................................... 56,231 1,099,878
Vor Biopharma, Inc.* ........................................................ 53,510 954,618
WTS - Achieve Life Science, Inc.*(c) ........................................... 966,667 1
Zealand Pharma A/S* ....................................................... 12,330 568,783
Zevra Therapeutics, Inc.* .................................................... 96,246 897,013
Total Common Stocks (Cost $51,346,354) ........................................... 36,574,899
Limited Partnership – 44.6%
Energy – 44.6%
Plains GP Holdings LP, Class A
(Cost $4,616,206) ........................................................ 1,272,360 30,892,901

Simplify Propel Opportunities ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Principal Value
Corporate Bonds – 1.2%
Communications – 1.2%
Telesat Canada / Telesat LLC, 5.63%, 12/6/2026, 144A(d)
(Cost $894,285) .......................................................... $ 1,000,000 $ 800,000
Shares
Warrants – 0.0%†
Health Care – 0.0%†
Jasper Therapeutics, Inc., Expires 12/31/49*(c) ................................... 609,053 1
Milestone Pharmaeuticals, Inc., Series A, Expires 7/14/26*(c) ....................... 1,842,974 2
Milestone Pharmaeuticals, Inc., Series B, Expires 7/14/30*(c) ....................... 1,842,974 2
Quoin Pharmaceuticals Ltd., ADR, Series H, Expires 10/10/30*(c) .................... 34,895 0
Quoin Pharmaceuticals Ltd., ADR, Series I, Expires 10/10/30*(c) ..................... 34,895 0
Quoin Pharmaceuticals Ltd., ADR, Series J, Expires 10/10/30*(c) .................... 34,895 0
Quoin Pharmaceuticals Ltd., ADR, Series K, Expires 10/10/30*(c) .................... 34,895 0
Tenaya Therapeutics, Inc, Expires 12/12/30*(c) ................................... 560,000 0
Total Warrants (Cost $–) ......................................................... 5
Total Investments – 191.4%
(Cost $121,306,592) ............................................................ $ 132,717,862
Liabilities in Excess of Other Assets – (91.4)% ......................................... (63,367,583)
Net Assets – 100.0% ............................................................. $ 69,350,279
* Non Income Producing
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $64,441,194 has been pledged as collateral for reverse repurchase agreements as of March 31, 2026.
(c) Investment was valued using significant un observable inputs.
(d) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $800,000, which represents 1.2% of net assets as of March 31, 2026.
Abbreviations:
ADR : American Depositary Receipt
At March 31, 2026, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 3.90% 3/31/2026 4/2/2026 $ 63,152,370 $ 63,152,370
$ 63,152,370 $ 63,152,370